SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Sales	$ 25,820	$ 38,467
Other
Disclosure of products and services [line items]
Sales	8	32
NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	6,973	10,116
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	2,375	3,516
Europe | Operating segments
Disclosure of products and services [line items]
Sales	13,428	20,798
ACIS | Operating segments
Disclosure of products and services [line items]
Sales	2,382	3,343
Mining | Operating segments
Disclosure of products and services [line items]
Sales	654	662
Steel sales
Disclosure of products and services [line items]
Sales	23,187	34,920
Steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	6,669	9,712
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	2,221	3,283
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	12,212	18,917
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	2,085	3,008
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	1,101	1,260
Non-steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	43	63
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	24	24
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	270	427
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	121	101
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	643	645
By-product sales
Disclosure of products and services [line items]
Sales	399	623
By-product sales | Other
Disclosure of products and services [line items]
Sales	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	43	59
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	35	42
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	276	454
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	45	68
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,133	1,664
Other sales | Other
Disclosure of products and services [line items]
Sales	8	32
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	218	282
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	95	167
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	670	1,000
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	131	166
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 11	$ 17